Related Party Balances and Transactions - Schedule of Purchase from Related Parties (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Purchase from related parties		¥ 499,859	¥ 431,350	¥ 278,873
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	497,789	429,345	139,406
Beijing Shiyue Haofeng Media Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	2,070	¥ 2,005
Alibaba Cloud Computing Co Ltd [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[2]	0		74,705
Hunan Qindao Cultural Spread Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	0		61,676
Taobao (China) Software Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties		0		2,283
Guangzhou Jianyue Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties		¥ 0		¥ 803

[1]	The purchases from Hunan Qindao Network Media Technology Co., Ltd., Beijing Shiyue Haofeng Media Co., Ltd. and Hunan Qindao Cultural Spread Ltd. mainly represent the Revenue Sharing.
[2]	The purchase from Alibaba Cloud Computing Ltd. is mainly related to its cloud computing services.